Note 18 - Segmented Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Revenues	$ 3,480,516	$ 1,712,731	$ 5,504,452
Assets	3,796,713	11,474,227
Total property and equipment	2,273,406	2,755,993
Canada
Assets	3,796,713	11,474,227	7,396,781
Total property and equipment	$ 2,273,406	$ 2,755,993	$ 3,267,551